Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventories [Abstract]
Raw materials and components		$ 47,737	$ 29,857
Finished goods	[1]	41,678	33,160
Inventories, total		$ 89,415	$ 63,017

[1]	Includes amounts of $405 and $654 as of December 31, 2022 and 2021, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.